Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of calculations of basic and diluted earnings (loss) per share

	2015	2014	2013
Basic earnings per common share:
Net income	$8,599	$7,654	$4,974
Less preferred stock dividends and accretion of discount	0	0	615
Net income available to common shareholders	$8,599	$7,654	$4,359
Basic earnings per share	$1.58	$1.41	$0.80
Diluted earnings per common share:
Net income	$8,599	$7,654	$4,974
Less preferred stock dividends and accretion of discount	0	0	615
Net income available to common shareholders	$8,599	$7,654	$4,359
Average shares outstanding	5,443,284	5,443,344	5,443,344
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,443,284	5,443,344	5,443,344
Diluted earnings per share	$1.58	$1.41	$0.80

Schedule of antidilutive securities excluded from computation of earnings per share
	2015	2014	2013
Anti-dilutive shares - option shares	62,745	100,361	131,366
Anti-dilutive shares - warrant shares	0	0	0
Total anti-dilutive shares	62,745	100,361	131,366

Schedule of outstanding shares of the common stock

	Number of shares
	December 31
	2015	2014	2013
Outstanding, beginning of year	5,233,986	5,032,679	4,839,114
Issuance of stock:
4% stock dividend	209,359	201,307	193,565
Purchase of treasury stock	(2,155)	0	0
Outstanding, end of year	5,441,190	5,233,986	5,032,679